Schedule of Supplemental Cash Flow Information Related to Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Non-cash lease expense (operating cash flow)	$ 266,851	$ 237,533	$ 220,286
Change in lease liabilities (operating cash flow)	163,938	118,554	228,196
ROU assets obtained in exchange for lease obligations operating leases	$ 1,313,710